Note 8 - Accounts Receivable, Net - Schedule of Trade and Accounts Receivable, Aging Analysis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts receivable	$ 55,085,782	$ 33,135,718
Not past due [member]
Statement Line Items [Line Items]
Accounts receivable	26,538,008	514,854
Not later than three months [member]
Statement Line Items [Line Items]
Accounts receivable	20,100,156	25,147,001
Later than three months and not later than six months [member]
Statement Line Items [Line Items]
Accounts receivable	0	105,571
Later than six months and not later than one year [member]
Statement Line Items [Line Items]
Accounts receivable	8,447,618	4,290
Later than one year [member]
Statement Line Items [Line Items]
Accounts receivable	$ 0	$ 7,364,002